Financial Instruments and Derivatives - Financial Derivatives (Details) $ in Millions, $ in Millions	Dec. 31, 2023 USD ($) $ / bbl bbl / d $ / MMBTU shares $ / bbl $ / GJ MMBTU / d GJ / d	Dec. 31, 2023 CAD ($) $ / bbl bbl / d $ / MMBTU shares $ / bbl $ / GJ MMBTU / d GJ / d	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure of detailed information about financial instruments [line items]
Number of shares | shares			3,889,130	5,839,464
WTI Crude Oil Derivative Contracts – Canadian Dollar 2024 | Forward contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	15,414	15,414
Average swap price | $ / bbl	102.02	102.02
WTI Crude Oil Derivative Contracts – Canadian Dollar 2024 | Forward contract | Collar, Sold Call Price
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	28,488	28,488
Average swap price | $ / bbl	114.40	114.40
WTI Crude Oil Derivative Contracts – Canadian Dollar 2024 | Forward contract | Collar, Bought Put Price
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / bbl	97.52	97.52
WTI Crude Oil Derivative Contracts – Canadian Dollar 2025 | Forward contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	1,513	1,513
Average swap price | $ / bbl	95.13	95.13
WTI Crude Oil Derivative Contracts – Canadian Dollar 2025 | Forward contract | Collar, Sold Call Price
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	0	0
Average swap price | $ / bbl	0	0
WTI Crude Oil Derivative Contracts – Canadian Dollar 2025 | Forward contract | Collar, Bought Put Price
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / bbl	0	0
WTI Crude Oil Derivative Contracts – Canadian Dollar Jan 2024 to June 2024 | Forward contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	5,000	5,000
WTI Crude Oil Derivative Contracts – Canadian Dollar July 2024 to December 2024 | Forward contract
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / bbl	102.68	102.68
WTI Crude Oil Derivative Contracts – US Dollar January 2024 - March 2024 | Forward contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	10,050	10,050
Average swap price | $ / bbl	82.44	82.44
AECO Natural Gas Derivative Contracts – Canadian Dollar January 2024 - October 2024 | Forward contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | GJ / d	31,403	31,403
Average swap price | $ / GJ	3.33	3.33
NYMEX Natural Gas Derivative Contracts – US Dollar One | Forward contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | MMBTU / d	31,027	31,027
Average swap price | $ / MMBTU	3.44	3.44
NYMEX Natural Gas Derivative Contracts – US Dollar One | Sold Call Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | MMBTU / d	60,000	60,000
Average swap price | $ / MMBTU	4.21	4.21
NYMEX Natural Gas Derivative Contracts – US Dollar One | Bought Put Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / MMBTU	3.14	3.14
NYMEX Natural Gas Derivative Contracts – US Dollar Two | Forward contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | MMBTU / d	51,000	51,000
Average swap price | $ / MMBTU	3.43	3.43
NYMEX Natural Gas Derivative Contracts – US Dollar Two | Sold Call Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | MMBTU / d	45,000	45,000
Average swap price | $ / MMBTU	4.01	4.01
NYMEX Natural Gas Derivative Contracts – US Dollar Two | Bought Put Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / MMBTU	3.33	3.33
WTI Crude Oil Differential Derivative Contracts – Canadian Dollar | Interest Rate Derivative Contracts Swap - One
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | MMBTU / d	151,257	151,257
Average swap price | $ / MMBTU	(1.10)	(1.10)
WTI Crude Oil Differential Derivative Contracts – Canadian Dollar | Interest Rate Derivative Contracts Swap - Two
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | MMBTU / d	150,000	150,000
Average swap price | $ / MMBTU	(1.12)	(1.12)
January 2024 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 783.0
Fixed annual rate	7.18%	7.18%
January 2024 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 1,075.6
Fixed annual rate	6.69%	6.69%
January 2024 - March 2024 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 635.0
Fixed annual rate	7.17%	7.17%
January 2024 - March 2024 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 847.6
Fixed annual rate	6.78%	6.78%
January 2024 - June 2024 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 257.5
Fixed annual rate	3.75%	3.75%
January 2024 - June 2024 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 276.4
Fixed annual rate	4.03%	4.03%
January 2024 - April 2025 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 52.0
Fixed annual rate	4.30%	4.30%
January 2024 - April 2025 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 67.9
Fixed annual rate	3.98%	3.98%
January 2024 - April 2025 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 207.5
Fixed annual rate	4.08%	4.08%
January 2024 - April 2025 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 262.6
Fixed annual rate	4.13%	4.13%
January 2024 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 64.1
January 2024 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 48.0
June 2024 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		40.5
June 2024 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	30.0
December 2024 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		40.5
December 2024 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 30.0
January 2024 - March 2024
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 11.8
Number of shares | shares	1,549,947	1,549,947
January 2024 - March 2025
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 12.0
Number of shares | shares	1,207,754	1,207,754